Other Investments - Schedule of Investment (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Financial Assets [Line Items]
Total other investments	$ 4,031	$ 5,508
Financial assets measured at FVOCI [Member]
Disclosure Of Financial Assets [Line Items]
Equity securities (unlisted)	452	5,409
Financial assets measured at FVTPL [Member]
Disclosure Of Financial Assets [Line Items]
Equity securities (unlisted)	3,412
Other securities	68
Financial Assets Measured at Amortised Cost [Member]
Disclosure Of Financial Assets [Line Items]
Other securities	$ 99	$ 99